WARRANTS (Detail) - Schedule of Derivative Instruments (Tangiers Investors LP March 15, 2012 [Member], USD $)	12 Months Ended
Dec. 31, 2012
Tangiers Investors LP March 15, 2012 [Member]
Stock Price on Measurement Date (in Dollars per share)	$ 0.098
Exercise Price of Warrants (in Dollars per Item)	0.09
Term of Warrants (years)	5 years
Computed Volatility	155.00%
Annual Dividends	0.00%
Discount Rate	1.33%